Supplement dated May 24, 2018
to the Prospectus and Summary Prospectuses, each as supplemented, of each of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2017
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Conservative Portfolio	6/1/2017
Columbia Capital Allocation Moderate Portfolio	6/1/2017
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the Summary Prospectus and in each Fund's summary section of the Prospectus is hereby superseded and replaced with the following:
For Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Lead Portfolio Manager	2010
Dan Boncarosky, CFA	Portfolio Manager	Portfolio Manager	2017
For Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Lead Portfolio Manager	2009
Dan Boncarosky, CFA	Portfolio Manager	Portfolio Manager	2017
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Funds" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
			For Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio	For Moderate Conservative Portfolio and Moderate Aggressive Portfolio

Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Lead Portfolio Manager	2010	2009

Dan Boncarosky, CFA	Portfolio Manager	Portfolio Manager	2017	2017
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
Shareholders should retain this Supplement for future reference.
SUP000_00_069_(05/18)